Stock Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Warrants and Rights Note Disclosure [Abstract]
Stock Warrants
Note 10. Stock Warrants
As part of a loan agreement entered into with a lending institution during 2015, the Company issued warrants to the lender granting the right to purchase 190,000 shares of the Company’s common stock at an exercise price of $0.06 per share. The loan agreement was terminated prior to January 1, 2018. The warrants were due to expire on February 17, 2025.
The warrants were classified as a derivative liability within other liabilities prior to exercise in the condensed consolidated balance sheets and subsequent adjustments to fair value are shown in other expense in the condensed consolidated statements of operations and comprehensive loss
.
In June 2021, the lender exercised the warrant on a cashless basis and the Company issued 188,576 shares of common stock. The fair value is measured at each reporting date using the Black-Scholes model using the following inputs. The inputs below correspond to June 10, 2021, the date of exercise for the June 30, 2021 reporting period:

	June 30,
	2021	2020
Expected (remaining) option term (in years)	3.69	4.64
Expected volatility%	65.0%	54.3%
Risk-free interest rate%	0.45%	0.29%
Expected dividend yield%	0%	0%
Fair value of common stock (per share)	$9.51	$2.07
Management considers contemporaneous third-party valuations in its determination of the fair value of common stock. The fair value of common stock increased significantly between the three and six months ended June 30, 2021 and 2020 in large part due to the change in the probability of special purpose acquisition company (SPAC) exit. For the June 10, 2021 valuation, the Company assigned a 95% probability of a SPAC exit and a 5% probability of staying a private company.
As part of a development agreement executed with a customer in 2019, the Company agreed, to issue warrants to the customer to purchase common stock that would vest upon the achievement of certain payment milestones. The warrants granted the customer the right to purchase up to 294,594 shares of the Company’s Series D convertible preferred stock at an exercise price of $0.0001 per share at a fair value based on the company’s Series D valuation. As the customer remits payment for goods purchased from the company under the development agreement, a pro-rata
share of warrants vest. These warrants expire on September 24, 2029.
The Company accounts for the warrants issued to the customer as consideration payable to the customer and a reduction of revenue with a corresponding adjustment to convertible preferred stock. The Company accounts for the warrants that vest to the customer as a reduction to deferred revenue and a corresponding adjustment to convertible preferred stock. The value of the warrants is measured based on the grant date fair value. The grant date was considered to occur at the execution date of the development agreement.
In accordance with the development agreement, 74,705 and 63,126 warrants vested during the three months ended June 30, 2021 and 2020, respectively, and 95,747 and 73,646 warrants vested during the six months ended June 30, 2021 and 2020, respectively. As a result, the Company recorded $0.4 million and $0.3 million related to the warrants in the three months ended June 30, 2021 and 2020, respectively, and of $0.5 million and $0.3 million related to the warrants in the six months ended June 30, 2021 and 2020, respectively. As of June 30, 2021, there were 19,990 outstanding but unvested warrants remaining under the terms of the development agreement.

Note 10. Stock Warrants
As part of a loan agreement entered into with a lending institution during 2015, the Company issued warrants to the lender granting the right to purchase 190,000 shares of the Company’s common stock at an exercise price of $0.06 per share. The loan agreement was terminated prior to January 1, 2018. The warrants expire on February 17, 2025. There has been no related warrant activity for these instruments since the date of issue. The warrant is classified as derivative liability within other liabilities in the consolidated balance sheets and subsequent adjustments to fair value are shown in other expense in the consolidated statements of operations and comprehensive loss. The fair value is measured at each reporting date using the Black- Scholes model using the following inputs:

	Year Ended December 31,
	2020	2019
Expected (remaining) option term (in years)	4.13	5.14
Expected volatility	55.4%	52.4%
Risk-free interest rate	0.36%	1.69%
Expected dividend yield	—%	—%
Fair value of common stock (per share)	2.93	2.00
As part of a development agreement with a customer signed in 2019, the Company will issue warrants to the customer, granting the right to purchase up to 294,594 shares of the Company’s Series D convertible preferred stock at an exercise price of $0.0001 per share and a grant date fair value equal to the Series D valuation. As the customer remits payment to the Company under the development agreement, a pro-rata
share of warrants will vest. These warrants expire on September 24, 2029.
The Company accounts for the warrants issued to the customer as consideration payable to the customer and a reduction of revenue with a corresponding adjustment to convertible preferred stock. The value of the warrants is measured based on the grant date fair value. The grant date was considered to occur at the execution date of the contract. The Company recorded $0.7 million and $0.2 million related to the warrants in 2020 and 2019, respectively. In accordance with the agreement, 147,293 and 31,564 warrants vested during the years ended December 31, 2020 and 2019, respectively. As of December 31, 2020, there are 115,737 outstanding warrants to be issued under the terms of the development agreement
.